Stockholders equity and dividend payment - Stockholders equity (Details) - $ / shares	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Common Stock [Member]
Stockholders' equity
Common stock issued	142,417,407	93,433,804	92,909,936
Restricted stock issued	1,259,208	883,699
Number of treasury shares		(359,831)
New shares issued	47,724,395
Par value	$ 0.01
Shares to be issued assuming conversion of convertible notes*	20,904,879
Number of shares authorized for issue	250,000,000
Preferred Stock [Member]
Stockholders' equity
Par value	$ 0.01